Loans and Debentures (Debentures) (Narrative) (Details) ₪ in Thousands, $ in Thousands	1 Months Ended		12 Months Ended
	Oct. 31, 2020 USD ($)	Oct. 31, 2020 ILS (₪)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 ILS (₪)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2020 ILS (₪)	Oct. 31, 2020 ILS (₪)	Apr. 30, 2020 USD ($)	Apr. 30, 2020 ILS (₪)	Dec. 31, 2017 USD ($)	Aug. 31, 2017	May 31, 2017 USD ($)	May 31, 2017 ILS (₪)
Disclosure of detailed information about borrowings [line items]
Equity			$ 1,276,008		$ 711,788	$ 715,718					$ 1,051,347
Financing expenses			8,556		1,833	656
Proceeds from issuance of debentures			$ 280,874
OPC [Member]
Disclosure of detailed information about borrowings [line items]
Equity-to-balance sheet ratio			60.00%				60.00%
EBITDA Ratio			270.00%				270.00%
OPC [Member] | Bottom of range [member]
Disclosure of detailed information about borrowings [line items]
Equity-to-balance sheet ratio			17.00%				17.00%
OPC [Member] | Bottom of range [member] | Distribution [member]
Disclosure of detailed information about borrowings [line items]
Equity-to-balance sheet ratio			27.00%				27.00%
OPC [Member] | Top of range [Member]
Disclosure of detailed information about borrowings [line items]
EBITDA Ratio			1300.00%				1300.00%
OPC [Member] | Top of range [Member] | Distribution [member]
Disclosure of detailed information about borrowings [line items]
EBITDA Ratio			1100.00%				1100.00%
Bonds (Series A) [Member] | OPC [Member]
Disclosure of detailed information about borrowings [line items]
Face amount													$ 85,000
Nominal annual interest rate													4.95%	4.95%
Nominal annual Interest rate reduced													0.50%	0.50%
Bonds (Series A) [Member] | OPC [Member] | Bottom of range [member]
Disclosure of detailed information about borrowings [line items]
Nominal annual interest rate												0.50%
Bonds (Series A) [Member] | OPC [Member] | Top of range [Member]
Disclosure of detailed information about borrowings [line items]
Nominal annual interest rate												4.45%
Bonds (Series A) [Member] | OPC [Member] | NIS
Disclosure of detailed information about borrowings [line items]
Face amount | ₪														₪ 320,000
Series B debentures [Member] | OPC [Member]
Disclosure of detailed information about borrowings [line items]
Face amount	$ 162,000								$ 113,000
Nominal annual interest rate									2.75%	2.75%
Equity			$ 520,000
Reserve account released	19,000
Redemption amount of debentures	92,000
Financing expenses	2,000		$ 12,000
Debentures amount									$ 111,000
Proceeds from issuance of debentures	$ 171,000
Series B debentures [Member] | OPC [Member] | NIS
Disclosure of detailed information about borrowings [line items]
Face amount | ₪								₪ 556,000		₪ 400,000
Equity | ₪							₪ 1,671,000
Reserve account released | ₪								₪ 67,000
Redemption amount of debentures | ₪		₪ 313,000
Financing expenses | ₪		7,000		₪ 41,000
Proceeds from issuance of debentures | ₪		₪ 584,000
Series B debentures [Member] | OPC [Member] | NIS | Bottom of range [member]
Disclosure of detailed information about borrowings [line items]
Equity | ₪							₪ 250,000
Equity held for distribution | ₪				₪ 350,000